CONSOLIDATED STATEMENTS OF OPERATIONS - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Profit or loss [abstract]
Gross revenues (Note 21)	$ 274,035	$ 1,131,657	$ 1,629,100
Costs and expenses:
Costs of sales and services (Note 21)	263,586	1,061,052	1,573,868
Selling, general and administrative	45,472	79,164	86,648
Share-based compensation - selling, general and administrative (Note 22)	2,876	0	0
Finance costs	8,415	24,102	22,329
Impairment of available-for-sale securities	0	91	245
(Reversal of) impairment of hydrocarbon and resource properties	(8,945)	(8,566)	235,875
Exchange differences on foreign currency transactions, net loss (gain)	1,038	(7,480)	930
Total	312,442	1,148,363	1,919,895
Loss from operations before income taxes	(38,407)	(16,706)	(290,795)
Income tax (expense) recovery:
Income taxes	(6,885)	(5,994)	46,518
Resource revenue taxes	(1,773)	(1,020)	(325)
Total Income tax (expense) recovery (Note 23)	(8,658)	(7,014)	46,193
Loss from continuing operations	(47,065)	(23,720)	(244,602)
Loss from discontinued operations (Note 5)	0	0	(241,402)
Net loss for the year	(47,065)	(23,720)	(486,004)
Net income attributable to non-controlling interests	(790)	(1,641)	(1,626)
Net loss attributable to owners of the parent company	$ (47,855)	$ (25,361)	$ (487,630)
Basic loss per share:
Continuing operations (Note 24) (in dollars per share)	$ (3.81)	$ (2.01)	$ (19.5)
Discontinued operations (Note 24) (in dollars per share)			(19.11)
Total (Note 24) (in dollars per share)	(3.81)	(2.01)	(38.61)
Diluted loss per share:
Continuing operations (Note 24) (in dollars per share)	(3.81)	(2.01)	(19.5)
Discontinued operations (Note 24) (in dollars per share)			(19.11)
Total (Note 24) (in dollars per share)	$ (3.81)	$ (2.01)	$ (38.61)
Weighted average number of common shares outstanding
- basic (in shares)	12,544,141	12,628,454	12,628,454
- diluted (in shares)	12,544,141	12,628,454	12,628,454